PROVISIONS FOR ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of current onerous contracts provision	R$ 9,436	R$ 12,048
Reversals	(5,523)	(2,612)
Ending balance of current onerous contracts provision	3,913	9,436
Beginning balance of non-current onerous contracts provision	715,942	2,067,179
Accurals	11,991	657,626
Reversals	(185,471)	(2,008,863)
Write-Offs	(180,528)
Ending balance of non-current onerous contracts provision	361,934	715,942
Beginning balance of onerous contracts provision	725,378	2,079,227
Accruals	11,991	657,626
Reversals	(190,994)	(2,011,475)
Write-Offs	(180,528)
Ending balance of onerous contracts provision	365,847	725,378
TOTAL CURRENT ASSETS	40,718,463	46,845,413
Total Non-current Assets	136,748,252	134,364,795
Assets	177,466,715	181,210,208
Onerous contracts provision, reversal	190,994	2,011,475
Onerous Contracts, Provisions Written Off	180,528
Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	540,791	1,894,640
Accruals	11,991	657,626
Reversals	(190,994)	(2,011,475)
Ending balance of onerous contracts provision	361,788	540,791
Onerous contracts provision, reversal	190,994	2,011,475
Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of current onerous contracts provision	184,587	184,587
Ending balance of current onerous contracts provision		184,587
Beginning balance of onerous contracts provision	184,587
Write-Offs	(180,528)
Ending balance of onerous contracts provision	4,059	184,587
Onerous Contracts, Provisions Written Off	180,528
Jirau | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	30,701
Accruals	8,449	30,701
Ending balance of onerous contracts provision	39,150	30,701
Funil, MG
PROVISIONS FOR ONEROUS CONTRACTS
Balance of onerous contracts provision, current operating and maintenance costs	226,940	592,939
Funil, MG | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	248,520	126,861
Accruals		293,505
Reversals	(25,639)	(171,846)
Ending balance of onerous contracts provision	222,881	248,520
Onerous contracts provision, reversal	25,639	171,846
Coaracy Nunes | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	101,738	232,052
Accruals	3,542
Reversals	(5,523)	(130,314)
Ending balance of onerous contracts provision	99,757	101,738
Onerous contracts provision, reversal	5,523	130,314
UTN Angra 3 | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		1,388,843
Reversals		(1,388,843)
Onerous contracts provision, reversal		1,388,843
Other | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		114,626
Accruals		45,556
Reversals		(160,182)
Onerous contracts provision, reversal		160,182
UTE Santa Cruz | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	159,832	32,258
Accruals		318,565
Reversals	(159,832)	(190,991)
Ending balance of onerous contracts provision		159,832
Onerous contracts provision, reversal	159,832	190,991
LT Recife II - Suape II 018/2011 | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	50,197	50,197
Write-Offs	(50,197)
Ending balance of onerous contracts provision		50,197
Onerous Contracts, Provisions Written Off	50,197
LT Camaari IV - Sapeau | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	124,104	124,104
Write-Offs	(124,104)
Ending balance of onerous contracts provision		124,104
Onerous Contracts, Provisions Written Off	124,104
Others | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	10,286	10,286
Ending balance of onerous contracts provision		10,286
LT Funil-Itapebi (c) | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	6,227
Write-Offs	(6,227)
Ending balance of onerous contracts provision		6,227
Onerous Contracts, Provisions Written Off	6,227
LT Eunpolis - T. Freitas (a) | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	4,059
Ending balance of onerous contracts provision	R$ 4,059	R$ 4,059